Shareholder Report, Holdings (Details) - C000030518	May 31, 2025
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.80%
67066G104 | NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	7.40%
037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	6.70%
023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.00%
30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.90%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	2.80%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.40%
931142103 | Walmart, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
79466L302 | Salesforce, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Industrials438516106
Holdings [Line Items]
Percent of Total Investments	99.30%
Cash & Equivalent09248U551
Holdings [Line Items]
Percent of Total Investments	0.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Communications
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%